MARKET RISK BENEFITS - Schedule of Reconciliation of Market Risk Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Line Items]
Asset	$ 13	$ 10
Liability	(131)	(124)
Net	(118)	(114)	$ (66)
Direct Insurance
Market Risk Benefit [Line Items]
Asset	13	10
Liability	(66)	(54)
Net	(53)	(44)	0
Reinsurance
Market Risk Benefit [Line Items]
Asset	0	0
Liability	(65)	(70)
Net	$ (65)	$ (70)	$ (66)